Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests
The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	2020	2020
	RMB	US$
Balance as of January 1	101,542	14,955
Issuance of subsidiary shares	—	—
Accretion of redeemable noncontrolling interests	5,260	775

Balance as of September 30	106,802	15,730